CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Mar. 31, 2013	Mar. 31, 2012
ASSETS
Cash and cash equivalents	$ 1,080,792	$ 369,023	$ 668,407
Accounts receivable (net of allowance for doubtful accounts of -0- and -0- respectively)	1,024,284	665,154	396,847
Inventories (net of reserve of -0- and $93,338, respectively)	1,531,645	1,358,146	304,882
Prepaid expenses and other current assets	281,065	151,051	127,704
Total Current Assets	3,917,786	2,543,374	1,497,840
PROPERTY AND EQUIPMENT, net of accumulated depreciation of $5,068,522 and $4,659,670, respectively	4,116,597	4,028,943	4,284,786
INTANGIBLE ASSETS - net of accumulated amortization of $-0- and $-0-, respectively	6,314,621	694,426	642,848
OTHER ASSETS
Investment in Novel Laboratories, Inc.	3,329,322	3,329,322	3,329,322
Security deposits	35,083	14,314	14,913
Restricted cash - debt service for EDA bonds	327,014	267,820	280,585
EDA bond offering costs, net of accumulated amortization of $107,519 and $93,030, respectively	236,300	246,934	261,423
Total Other Assets	3,927,719	3,858,390	3,886,243
TOTAL ASSETS	18,276,723	11,125,133	10,311,717
LIABILITIES AND STOCKHOLDERS' DEFICIT
EDA bonds payable	3,385,000	3,385,000	3,385,000
Short term loans and current portion of long-term debt	1,177	606,296	13,316
Convertible Note Payable (net of debt discount of $3,932,879 and -0-, respectively	6,067,121	0
Derivative Liability - convertible note payable	727,273	0
Related Party Line of Credit	320,148	600,000
Accounts payable and accrued expenses	1,990,728	1,325,126	1,066,494
Deferred revenues - current	13,333	13,333	13,333
Preferred share derivative interest payable	480	27,500	70,966
Total Current Liabilities	12,505,260	5,357,255	4,549,109
LONG TERM LIABILITIES
Deferred revenues	142,223	152,223	165,558
Other long term liabilities	98,340	91,571	87,404
Derivative liability - preferred shares	19,200	6,334,621	8,506,106
Derivative liability - warrants	10,439,126	7,862,848	11,987,222
Total Long Term Liabilities	10,698,889	14,441,263	20,746,290
TOTAL LIABILITIES	23,204,149	19,798,518	25,295,399
STOCKHOLDERS' DEFICIT
Common stock - par value $0.001, Authorized 690,000,000 shares. Issued 374,493,959 shares and 331,649,738 shares, respectively. Outstanding 374,393,959 shares and 331,549,738 shares, respectively.	513,219	374,495	331,650
Additional paid-in-capital	133,075,266	119,690,336	114,910,812
Accumulated deficit	(138,209,070)	(128,431,375)	(129,919,303)
Treasury stock at cost (100,000 common shares)	(306,841)	(306,841)	(306,841)
TOTAL STOCKHOLDERS' DEFICIT	(4,927,426)	(8,673,385)	(14,983,682)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 18,276,723	$ 11,125,133	$ 10,311,717